Revenue Recognition (Details) - Schedule of trade receivables, contract assets and contract liabilities from contracts with customers - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Schedule of trade receivables, contract assets and contract liabilities from contracts with customers [Abstract]
Trade receivables		$ 45,943	$ 34,615
Contract assets	[1]	6,161	6,095
Short-term unbilled receivables	[2]	10,865	9,511
Long-term unbilled receivables	[2]	782	362
Deferred revenues (short-term contract liabilities)		25,061	21,021
Long-term deferred revenues (long-term contract liabilities)	[3]		$ 216

[1]	Contract assets relate to unbilled receivables, which represent revenue recognized on arrangements for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date, and the right to consideration is generally subject to milestone completion, client acceptance or factors other than the passage of time.
[2]	Unbilled receivables relate to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to its fulfilled obligations.
[3]	Included in other long-term liabilities in the consolidated balance sheets